Indebtedness (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 25,278	$ 20,420
Less current portion of long term debt	1,255	2,781
Long-term debt	24,023	17,639
US Dollar Notes [Member]
Debt Instrument [Line Items]
Long-term debt	16,500	14,702
Due through	2043
Interest rate, minimum	0.287%
Interest rate, maximum	6.875%
Interest rate, average	4.105%
Euro Notes Payable Member
Debt Instrument [Line Items]
Long-term debt	7,303	3,724
Due through	2033
Interest rate, minimum	1.75%
Interest rate, maximum	5.875%
Interest rate, average	3.34%
Swiss Franc Notes [Member]
Debt Instrument [Line Items]
Long-term debt	1,289	1,579
Due through	2021
Interest rate, minimum	0.875%
Interest rate, maximum	2.00%
Interest rate, average	1.24%
Other Payable [Member]
Debt Instrument [Line Items]
Long-term debt	$ 186	$ 415
Due through	2024
Interest rate, average	3.621%